Rule 497(c)
                                                 File Nos. 33-58004 and 811-7474

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THE LAST FISCAL YEAR.

YOU CAN OBTAIN A FREE COPY OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION AND/OR FREE COPIES OF THE FUNDS' MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT BY CALLING 1-800-BKB-1784. THE MATERIAL YOU REQUEST WILL BE SENT BY FIRST-CLASS MAIL, OR OTHER MEANS DESIGNED TO ENSURE EQUALLY PROMPT DELIVERY, WITHIN THREE BUSINESS DAYS OF RECEIPT OF THE REQUEST.

YOU MAY ALSO CALL 1-800-BKB-1784 TO REQUEST OTHER INFORMATION ABOUT THE FUNDS OR TO MAKE SHAREHOLDER INQUIRIES.

THE STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

INFORMATION ABOUT THE FUNDS (INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 1-800-SEC-0330. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-6009.

REPORTS AND OTHER INFORMATION ABOUT THE FUNDS ARE ALSO AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV.

[BOSTON 1784 FUNDS LOGO OMITTED]

BOSTON 1784 FUNDS[SERVICE MARK]
P.O. BOX 8524
BOSTON, MA 02266-8524
1-800-BKB-1784
WWW.BOSTON1784FUNDS.COM

FILE NO. 811-7474

                                   Prospectus

                         BOSTON 1784 MONEY MARKET FUNDS

                        [BOSTON 1784 FUNDS LOGO OMITTED]

                     BOSTON 1784 TAX-FREE MONEY MARKET FUND
                   BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
           BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
                      BOSTON 1784 PRIME MONEY MARKET FUND
               BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND


                 NEITHER THE SECURITIES AND EXCHANGE COMMISSION
                NOR ANY STATE SECURITIES COMMISSION HAS APPROVED
                OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON
                  THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               September 15, 1998

TABLE OF CONTENTS
================================================================================

BOSTON 1784 MONEY MARKET FUNDS..............................................1

SHAREHOLDER SERVICES........................................................8

              HOW TO REACH THE FUNDS........................................8
              TYPES OF ACCOUNTS.............................................8
              HOW TO OPEN AN ACCOUNT........................................8
              HOW TO PURCHASE SHARES........................................9
              HOW TO SELL SHARES...........................................10
              SHAREHOLDER SERVICES AND POLICIES............................12

PRICING OF FUND SHARES.....................................................14

DISTRIBUTIONS..............................................................14

FEDERAL TAX CONSIDERATIONS.................................................15

MORE ABOUT BOSTON 1784 MONEY MARKET FUNDS..................................16

MANAGEMENT.................................................................19

DISTRIBUTION ARRANGEMENTS..................................................20

FINANCIAL HIGHLIGHTS.......................................................21

PROSPECTUS

BOSTON 1784 MONEY MARKET FUNDS
================================================================================

TAX-FREE MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
PRIME MONEY MARKET FUND
INSTITUTIONAL PRIME MONEY MARKET FUND

THIS RISK/RETURN SUMMARY BRIEFLY DESCRIBES EACH BOSTON 1784 MONEY MARKET FUND AND THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS. FOR FURTHER INFORMATION ON THESE FUNDS, PLEASE READ THE SECTION ENTITLED MORE ABOUT BOSTON 1784 MONEY MARKET FUNDS.

[GRAPHIC OF COMPASS OMITTED]
WHAT ARE THE FUNDS' GOALS?

TAX-FREE MONEY MARKET FUND
The Tax-Free Money Market Fund's goals are to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income that is exempt from federal income tax.

U.S. TREASURY MONEY MARKET FUND
INSTITUTIONAL U.S. TREASURY
MONEY MARKET FUND
PRIME MONEY MARKET FUND
INSTITUTIONAL PRIME
MONEY MARKET FUND
The Funds' goals are to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

--------------------------------------------------------------------------------
   WHAT IS A MONEY MARKET FUND?
   A MONEY MARKET FUND is a type of mutual fund that tries to maintain a share price of $1.00 while paying income to its shareholders. A stable share price protects your investment from loss ("PRESERVATION OF PRINCIPAL"). If you need to sell your shares at any time, you should receive your initial investment plus any income that you have earned (thereby providing "LIQUIDITY"). However, a money market fund does not guarantee that you will receive your money back.

   A money market fund must follow strict rules as to the investment quality, maturity, diversification and other features of the securities it purchases and the average remaining maturity of the securities cannot be greater than 90 days. The remaining maturity of a security is the period of time until the principal amount must be repaid.
--------------------------------------------------------------------------------

PROSPECTUS

================================================================================

[GRAPHIC OF CHESS PIECE OMITTED]
WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

TAX-FREE MONEY MARKET FUND
The Tax-Free Money Market Fund invests primarily in short-term municipal securities, which are debt securities issued by states, cities and towns and other political or public entities or agencies. The interest paid on these debt securities is free from federal income tax.

The Fund may also enter into repurchase agreements and invest in limited amounts in securities paying interest that is not free from federal taxes.

U.S. TREASURY MONEY MARKET FUND
The U.S. Treasury Money Market Fund invests primarily in short-term U.S. government obligations, including Treasury securities, U.S. government agency securities and repurchase agreements secured by U.S. government securities.

INSTITUTIONAL U.S. TREASURY
MONEY MARKET FUND
The Institutional U.S. Treasury Money Market Fund invests primarily in short-term U.S. government obligations, including Treasury securities, U.S. government agency securities and repurchase agreements secured by U.S. government securities.

PRIME MONEY MARKET FUND
The Prime Money Market Fund invests primarily in high quality short-term debt obligations, including commercial paper, asset-backed commercial paper, corporate bonds, U.S. government agency obligations, taxable municipal securities and repurchase agreements.

INSTITUTIONAL PRIME
MONEY MARKET FUND
The Institutional Prime Money Market Fund invests primarily in high quality short-term debt obligations, including commercial paper, asset-backed commercial paper, corporate bonds, U.S. government agency obligations, taxable municipal securities and repurchase agreements.

--------------------------------------------------------------------------------
    WHAT ARE U.S. GOVERNMENT OBLIGATIONS?
    U.S. GOVERNMENT OBLIGATIONS or securities are bonds or other debt obligations issued by, or whose principal and interest are guaranteed by, the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States. Some U.S. government obligations are backed by the right of the issuer to borrow from the U.S. Treasury, and others only by the credit of the issuing agency or instrumentality. U.S. government obligations generally have less credit risk than other debt obligations.
--------------------------------------------------------------------------------

PROSPECTUS

================================================================================

[GRAPHIC OF FLAG MAN OMITTED]
WHAT ARE THE MAIN RISKS OF INVESTING IN BOSTON 1784 MONEY MARKET FUNDS?

The principal risks of investing in the Money Market Funds and the circumstances reasonably likely, in the opinion of the Adviser, to adversely affect your investment are described below. Please note that there are many other factors which could adversely affect your investment, and that could prevent a Fund from achieving its objectives, which are not described here. The principal risks are:

[BULLET] The rate of income will vary from day to day depending on short-term interest rates.

[BULLET] It is possible that a major change in interest rates or a default on a security or a repurchase agreement held by a Fund could cause the value of your investment to decline.

[BULLET] Each Money Market Fund may invest up to 5% of its total assets in zero coupon securities called STRIPS, which are the separately traded interest and principal component parts of U.S. Treasury securities. The interest-only component is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is unusually volatile in response to changes in interest rates.

[BULLET] An investment in a Fund is not a deposit of BankBoston and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

[BULLET] Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

PROSPECTUS

================================================================================


================================================================================
                             WHO MAY WANT TO INVEST?
================================================================================


        TAX-FREE MONEY MARKET FUND
        THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INVESTORS WHO:

        [BULLET] are investing for a short period of time or as part of a savings plan;

        [BULLET] are uncomfortable with an investment that will go up and down in value;

        [BULLET] want to earn income exempt from federal taxes.

        It is not an appropriate investment for tax-sheltered accounts such as IRAs.


        U.S. TREASURY MONEY MARKET FUND
        THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INVESTORS WHO:

        [BULLET] are investing for a short period of time or as part of a savings plan;

        [BULLET] are uncomfortable with an investment that will go up and down in value;

        [BULLET] want the added safety of U.S. government securities.


        INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
        THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INSTITUTIONAL INVESTORS
        WHO:

        [BULLET] are investing for a short period of time;

        [BULLET] want the added safety of U.S. government securities.


        PRIME MONEY MARKET FUND
        THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INVESTORS WHO:

        [BULLET] are investing for a short period of time or as part of a savings plan;

        [BULLET] are uncomfortable with an investment that will go up and down in value;

        [BULLET] are looking for higher returns than are usually available from Treasury money market funds.


        INSTITUTIONAL PRIME MONEY MARKET FUND
        THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INSTITUTIONAL INVESTORS
        WHO:

        [BULLET] are investing for a short period of time;

        [BULLET] are looking for higher returns than are usually available from Treasury money market funds.


        None of the Money Market Funds alone provides a balanced investment plan.

PROSPECTUS

================================================================================

[GRAPHIC OF FLAGS OMITTED]

            HOW HAVE THE FUNDS PERFORMED?

            The charts and tables below give an indication of the Funds' risks and performance. The charts show changes in the Funds' performance from year to year. The tables show how the Funds' average annual returns for the periods indicated compare to those of a broad measure of market performance.

            WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT A FUND'S PERFORMANCE IN PAST YEARS IS NOT NECESSARILY AN INDICATION OF HOW A FUND WILL DO IN THE FUTURE.


--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
TOTAL RETURN
(per calendar year)

[BAR CHART OMITTED]

PLOT POINTS TO FOLLOW:
1994     2.71%
1995     3.75%
1996     3.25%
1997     3.33%

The total return for the six months ended June 30, 1998 was 1.59%.

--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1994-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          0.96%         June 30, 1995
Lowest                           0.58%         March 31, 1994

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR         LIFE OF FUND
                                                  (SINCE 6/14/93)
Tax-Free Money Market Fund          3.33%              3.16%

IBC/Financial Data Stockbroker      3.08%              3.09%*
and General Purpose
Tax-Free Average
--------------------------------------------------------------------------------
*(SINCE 5/31/93)

--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
TOTAL RETURN
(per calendar year)

[BAR CHART OMITTED]

PLOT POINTS TO FOLLOW:
1994     3.72%
1995     5.43%
1996     4.82%
1997     4.96%

The total return for the six months ended June 30, 1998 was 2.46%.

--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1994-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          1.38%         June 30, 1995
Lowest                           0.64%         March 31, 1994

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR         LIFE OF FUND
                                                  (SINCE 6/7/93)
U.S. Treasury Money Market Fund     4.96%             4.46%

IBC/Financial Data U.S.             4.94%             4.76%*
Government & Agencies Average
--------------------------------------------------------------------------------
*(SINCE 5/31/93)

          FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

PROSPECTUS

================================================================================

--------------------------------------------------------------------------------
INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
TOTAL RETURN
(per calendar year)

[BAR CHART OMITTED]

PLOT POINTS TO FOLLOW:
1994     4.04%
1995     5.69%
1996     5.14%
1997     5.30%

The total return for the six months ended June 30, 1998 was 2.62%.

--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1994-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          1.43%         June 30, 1995
Lowest                           0.76%         March 31, 1994

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                                    1 YEAR         LIFE OF FUND
                                                  (SINCE 6/14/93)
Institutional U.S. Treasury         5.30%              4.79%
Money Market Fund

IBC/Financial Data Government-      5.21%              5.08%*
Only Institutional-Only Average
--------------------------------------------------------------------------------
*(SINCE 5/30/93)

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
TOTAL RETURN
(per calendar year)

[BAR CHART OMITTED]
PLOT POINTS TO FOLLOW:
1992     3.48%
1993     2.72%
1994     3.75%
1995     5.49%
1996     5.02%
1997     5.14%

The total return for the six months ended June 30, 1998 was 2.52%.

--------------------------------------------------------------------------------
HIGHEST AND LOWEST RETURN
(Quarterly 1992-1997)
--------------------------------------------------------------------------------
                                               QUARTER ENDING
Highest                          1.39%         June 30, 1995
Lowest                           0.66%         March 31, 1994

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 1997)
--------------------------------------------------------------------------------
                        1 YEAR       5 YEARS       LIFE OF FUND
                                                  (SINCE 6/6/91)
Prime Money             5.14%        4.36%            4.36%
Market Fund

IBC/Financial Data      5.01%        4.32%            4.89%*
First Tier Money
Market Average
--------------------------------------------------------------------------------
*(SINCE 5/31/91)

--------------------------------------------------------------------------------
 INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
The Fund began operations during 1997 and does not have a full calendar year of investment returns at the date of this Prospectus. The Fund's total return for the fiscal year ended May 31, 1998 is provided in the "Financial Highlights" section of this Prospectus.

          FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

PROSPECTUS

================================================================================

[GRAPHIC OF CALCULATOR OMITTED]
WHAT ARE THE FEES AND EXPENSES OF THE FUNDS?

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF BOSTON 1784 MONEY MARKET FUNDS


----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------------------
                                              TAX-FREE        U.S. TREASURY    INSTITUTIONAL U.S.       PRIME        INSTITUTIONAL
                                                MONEY             MONEY          TREASURY MONEY         MONEY         PRIME MONEY
                                             MARKET FUND       MARKET FUND         MARKET FUND       MARKET FUND      MARKET FUND

Maximum Sales Charge (Load)                     None              None                None              None             None
Imposed on Purchases

Maximum Deferred Sales Charge (Load)            None              None                None              None             None

Maximum Sales Charge (Load)                     None              None                None              None             None
Imposed on Reinvested Dividends

Redemption Fee                                  None              None                None              None             None

Exchange Fee                                    None              None                None              None             None


----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets) as a % of average net assets
----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                 .40%              .40%                .20%             .40%              .20%

Distribution (12b-1) Fees                        None              None                None              None             None

Other Expenses                                  .13%              .30%                .13%             .30%              .22

Total Annual Fund Operating Expenses            .53%              .70%*               .33%             .70%*             .42*
----------------------------------------------------------------------------------------------------------------------------------
*Each of these Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because of a fee waiver by the Funds' Adviser. The Adviser waives a portion of its management fees in order to keep each Fund's total operating expenses at a specified level. The
Adviser may eliminate all or a part of the fee waiver at any time. With the fee waiver, the Funds' actual total annual fund operating expenses were as follows:

                U.S. TREASURY MONEY MARKET FUND              .65%
                PRIME MONEY MARKET FUND                      .65%
                INSTITUTIONAL PRIME MONEY MARKET             .27%

----------------------------------------------------------------------------------------------------------------------------------
EXAMPLE
----------------------------------------------------------------------------------------------------------------------------------
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN BOSTON
1784 MONEY MARKET FUNDS TO THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE
EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN A FUND FOR THE TIME PERIODS INDICATED
AND THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO
ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S
OPERATING EXPENSES REMAIN THE SAME AS SHOWN IN THE TABLE ABOVE. ALTHOUGH YOUR
ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON
THESE ASSUMPTIONS YOUR COSTS WOULD BE:

----------------------------------------------------------------------------------------------------------------------------------
                 TAX-FREE               U.S. TREASURY     INSTITUTIONAL U.S. TREASURY       PRIME MONEY       INSTITUTIONAL PRIME
             MONEY MARKET FUND        MONEY MARKET FUND         MONEY MARKET FUND           MARKET FUND         MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
1 year             $  54                    $  72                    $  34                     $  72                  $  43

3 years              170                      224                      106                       224                    135

5 years              296                      390                      185                       390                    235

10 years             665                      871                      418                       871                    530
----------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER SERVICES
================================================================================

This section describes how to do business with the Funds and the services that are available to shareholders.

HOW TO REACH THE FUNDS
BY TELEPHONE         1-800-BKB-1784
                     Call for account or Fund information
                     Monday through Friday 8 a.m. to 8 p.m.
                     or Saturday and Sunday 9 a.m.
                     to 4 p.m. (Eastern time).

BY REGULAR MAIL      Boston 1784 Funds
                     P.O. Box 8524
                     Boston, MA 02266-8524

BY OVERNIGHT         Boston 1784 Funds
COURIER              c/o Boston Financial Data Services
                     2 Heritage Drive
                     North Quincy, MA 02171

TYPES OF ACCOUNTS
If you are investing in the Funds for the first time, you will need to establish an account. You may establish the following types of accounts by completing an account application. To obtain an application, call 1-800-BKB-1784.

[BULLET] INDIVIDUAL OR JOINT OWNERSHIP. Individual accounts are owned by one person. Joint accounts have two or more owners. The Funds will treat any individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares of a Fund without notice to the other owners, except that for any transaction requiring a signature guarantee, the signature guarantee of each account owner is required.

[BULLET] GIFT OR TRANSFER TO MINOR (UGMA OR UTMA). A UGMA (Uniform Gifts to Minors Act) or UTMA (Uniform Transfers to Minors Act) account is maintained by a custodian for the benefit of a minor. To open a UGMA or UTMA account, you must include the minor's social security number on the application.

[BULLET] TRUST. A trust can open an account. The name of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

[BULLET] CORPORATIONS, PARTNERSHIPS AND OTHER LEGAL ENTITIES. Corporations, partnerships and other legal entities may also open an account. The application and resolution form must be signed by a general partner of the partnership or an authorized officer of the corporation or other legal entity.

[BULLET] RETIREMENT. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account. BankBoston offers a number of retirement plans through which Fund shares may be purchased. Call 1-800-BKB-1784 for more information.

HOW TO OPEN AN ACCOUNT
Complete and sign the appropriate account application. Please be sure to provide your social security or taxpayer identification number on the application. Make your check payable to Boston 1784 Funds. Send all items to one of the following addresses:

BY REGULAR MAIL      Boston 1784 Funds
                     P.O. Box 8524
                     Boston, MA 02266-8524

PROSPECTUS
                                        8

================================================================================

BY OVERNIGHT         Boston 1784 Funds
COURIER              c/o Boston Financial Data Services
                     2 Heritage Drive
                     North Quincy, MA 02171

You may also purchase shares through certain financial institutions, including BankBoston. These institutions may have their own procedures for buying and selling shares, and may charge fees. Contact your financial institution for more information.

HOW TO PURCHASE SHARES
Shares of the Funds are sold on a continuous basis and may be purchased from the Distributor or a broker-dealer or financial institution that has an agreement with the Distributor. Purchases may be made Monday through Friday, except on certain holidays.

Each Fund's share price, called net asset value per share, is calculated every business day. Each Fund's shares are sold without a sales charge. Shares are purchased at net asset value the next time it is calculated after your investment is received and accepted by the Distributor. For information on how shares are priced, please see "Pricing of Fund Shares" below.

For the U.S. Treasury Money Market Fund, Institutional U.S. Treasury Money Market Fund and Institutional Prime Money Market Fund, the Distributor must receive payment by wire transfer or other immediately available Funds by the close of business on the day your order is received and accepted. For the other Money Market Funds, your investment is considered received when your check is converted into immediately available funds. This normally happens within two business days. On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, purchase orders for the U.S. Treasury Money Market Fund, Institutional U.S. Treasury Money Market Fund and Institutional Prime Money Market Fund must be received by 12 noon.

NEW PURCHASES. If you are new to the Funds, complete and sign an account application and mail it along with your check. To establish the telephone purchase option on your new account, complete the "Telephone Privilege Authorization" section on the application and attach a check or savings withdrawal slip from your bank account which you have "voided" by writing the word "VOID" across the front.

If you wish to open an account by debiting your checking or savings account, please attach a "voided" check or savings withdrawal slip, and complete the "Electronic Transfer and Bank Wire" section of the application.

If you are investing through a tax-sheltered retirement plan for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-BKB-1784 for more information.

ADDITIONAL PURCHASES. If you already have money invested in a Fund, you can invest additional money in that Fund in the following ways:

   BY MAIL. Complete the remittance slip attached to the bottom of your confirmation statement. If your investment is in a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed above under "How To Open An Account."

   BY TELEPHONE. This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, the Funds will automatically deduct money from your

PROSPECTUS

================================================================================

   predesignated bank account for the desired amount. If you have not established the telephone purchase option, call 1-800-BKB-1784 to request the appropriate form.

   BY WIRE. Purchases may also be made by wiring money from your bank account to your Boston 1784 Fund account. Each time you wish to send a wire, you must call 1-800-BKB-1784 to receive wiring instructions before you send money.

AUTOMATIC INVESTMENT PROGRAM. Automatic investing is an easy way to add to your account on a regular basis. Boston 1784 Funds offer an automatic investment plan to help you achieve your financial goals as simply and conveniently as possible. Please note that minimum purchase amounts apply. Call 1-800-BKB-1784 for information.

PAYING FOR SHARES. Please note the following:

[BULLET]  Purchases may be made by check, wire transfer and electronic transfer.

[BULLET]  All purchases must be made in U.S. dollars.

[BULLET] Checks must be drawn on U.S. banks and must be payable to Boston 1784 Funds. Checks that are not made payable directly to Boston 1784 Funds ("third party checks") are not accepted.

[BULLET]  Cash and credit card checks are not accepted.

[BULLET] If a check does not clear your bank, the Funds reserve the right to cancel the purchase.

[BULLET] If the Funds are unable to debit your predesignated bank account on the day you purchase shares, they may make additional attempts or cancel the purchase.

If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. The Funds have the authority to redeem shares in your account(s) to cover any losses due to changes in share price. The Funds reserve the right to reject any specific purchase request.

MINIMUM INVESTMENTS. The following minimums apply unless they are waived by the Distributor.
   To open an account                            $1,000.00*
      For tax-sheltered retirement plans            250.00

   To add to an account                             250.00**
      Through automatic investment plans             50.00

   Minimum account balance                        1,000.00*
      For tax-sheltered retirement plans            250.00

   * $100,000 for the Institutional U.S. Treasury Money Market Fund and the Institutional Prime Money Market Fund

   **$5,000 for the Institutional U.S. Treasury Money Market Fund and the
     Institutional Prime Money Market Fund

HOW TO SELL SHARES
Selling your shares in a Fund is called a "redemption" because the Fund buys back its shares. On any business day, you may sell (redeem) all or a portion of your shares. If your redemption request is over $100,000, you will need a signature guarantee (see below). If the shares being sold were recently purchased by check, telephone or through an automatic investment program, the Funds may delay the mailing of your redemption check for up to 10 business days after purchase to allow the purchase to clear.

Your transaction will be processed at net asset value the next time it is calculated after the Funds receive your redemption request in good order. You may gain or lose money when you redeem your shares.

PROSPECTUS

================================================================================

BY MAIL. To redeem all or part of your shares by mail, please send your request in writing to one of the addresses listed above under "How To Open An Account" and include the following information:

[BULLET]  the name of the Fund(s),

[BULLET]  the account number(s),

[BULLET]  the amount of money or number of shares being redeemed,

[BULLET]  the name(s) on the account,

[BULLET]  the signature of a registered account owner, and

[BULLET]  your daytime telephone number.

Signature requirements vary based on the type of account you have:

[BULLET] INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON: Written instructions must be signed by an individual shareholder, or in the case of joint accounts, one of the shareholders (except where a signature guarantee is required, in which case the signature guarantee of each account owner is required), exactly as the name(s) appears on the account.

[BULLET] UGMA OR UTMA: Written instructions must be signed by the custodian as it appears on the account.

[BULLET] SOLE PROPRIETOR, GENERAL PARTNER: Written instructions must be signed by an authorized individual as it appears on the account.

[BULLET] CORPORATION, ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. A resolution form, authorizing the signer to act, must accompany the request if not on file with the Funds.

[BULLET] TRUST: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear on the account, a certified certificate of incumbency dated within 60 days must also be submitted.

[BULLET] RETIREMENT: Written instructions must be signed by the account owner. Call 1-800-BKB-1784 for more information.

BY TELEPHONE. If you selected this option on your account application, you may make redemptions from your account by calling 1-800-BKB-1784. The Funds require that requests for redemptions over $100,000 be in writing with signatures guaranteed (see below). You may not close your account by telephone. If you would like to establish this option on an existing account, please call 1-800-BKB-1784. See "Telephone transactions" below.

SYSTEMATIC WITHDRAWAL PLAN. Under this plan, you may redeem a specific dollar amount from your account on a regular basis. For more information or to sign up for this service, please call 1-800-BKB-1784.

PAYMENT OF REDEMPTION PROCEEDS. Payments may be made by check, wire transfer or electronic transfer.

BY CHECK Redemption proceeds will be sent to the shareholder(s) on our records at the address on our records within seven days after receipt of a valid redemption request.

BY WIRE If you have selected this option on your application, your redemption proceeds will be wired directly into your designated bank account, normally on the business day that your redemption request is received. There is no limitation on redemptions by wire.

PROSPECTUS

================================================================================

                     However, there is a $12 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-BKB-1784 to sign up for this service. Wire redemptions are not available for retirement accounts.

BY ELECTRONIC        If you have established this option, your redemption
TRANSFER             proceeds will be transferred electronically to your
                     predesignated bank account. To establish this option on an existing account, please call 1-800-BKB-1784 to request the appropriate form.

SIGNATURE GUARANTEES. In addition to the signature requirements described above, a signature guarantee is required if:

[BULLET] You would like the check made payable to anyone other than the shareholder(s) on our records.

[BULLET] You would like the check mailed to an address other than the address on our records.

[BULLET] You would like the check mailed to an address on our records that has changed in the past 30 days.

[BULLET]  Your redemption request is over $100,000.

The Funds may also require signature guarantees for other redemptions. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

SHAREHOLDER SERVICES AND POLICIES
EXCHANGES. On any business day, you may exchange all or a portion of your shares into any other Fund in the Boston 1784 Funds family. To make exchanges, please follow the procedures under "How To Sell Shares." Exchanges are processed at the net asset value next calculated after an exchange request in good order is received and approved. Please read the prospectus for the Fund into which you are exchanging. The Funds reserve the right to reject any exchange request or to change or terminate the exchange privilege at any time. An exchange is the sale of shares of one Fund and purchase of shares of another, and could result in taxable gain or loss in a non-tax-sheltered account.

REDEMPTION PROCEEDS. The Funds' policy is to pay redemption proceeds in cash, but the Funds reserve the right to change this policy and to pay in kind in certain cases by delivering to you investment securities equal to the redemption price. In these cases, you might have to pay brokerage costs when converting the securities to cash. The right of any shareholder to receive redemption proceeds may be suspended, or payment may be postponed, in certain circumstances. These circumstances include any period the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted, any period when an emergency exists and any time the Securities and Exchange Commission allows mutual funds to delay payments for the protection of investors.

TAXPAYER IDENTIFICATION NUMBER. On the account application or other appropriate form, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to

PROSPECTUS

================================================================================


withhold 31% of any dividends and redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number.

SHARE OWNERSHIP. The Funds keep a record of the ownership of their shares and share certificates are not issued.

INVOLUNTARY REDEMPTIONS. If your account balance falls below the minimum required investment as a result of selling or exchanging shares, you will be given 60 days to re-establish the minimum balance. If you do not, your account may be closed and the proceeds sent to you.

TELEPHONE TRANSACTIONS. You may buy, sell or exchange shares by telephone if you selected this option on your account application or have completed the appropriate form. The Funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that it reasonably believes to be genuine. The Funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations. It may be difficult to reach the Funds by telephone during periods of unusual market activity.

ADDRESS CHANGES. A change in address on your account must be made in writing and be signed by all account owners. Include the name of your Fund(s), the account numbers(s), the name(s) on the account and both the old and new addresses. Call 1-800-BKB-1784 if you need more information.

NAME/ACCOUNT OWNERSHIP CHANGES. To change the name on an account, the shares are generally transferred to a new account. A signature guarantee must be provided and, in some cases, certain legal documents may be required. For more information, call 1-800-BKB-1784. If your shares are held by a financial institution, contact that financial institution for ownership changes.

STATEMENTS AND REPORTS. The Funds will send you a confirmation statement after every transaction that affects your account balance or registration. If you are enrolled in an automatic investment program and invest on a monthly basis, you will receive quarterly confirmations. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the Funds, which include a list of the Funds' portfolio holdings, will be mailed twice each year to all shareholders.

CHECKWRITING. Checkwriting privileges are available on the following Funds:
Boston 1784 Tax-Free Money Market Fund, Boston 1784 U.S. Treasury Money Market Fund and Boston 1784 Prime Money Market Fund. Checks may be written for a minimum of $250 each check. Call 1-800-BKB-1784 for more information.

Please note that you may not use a check to close your account.

PROSPECTUS

PRICING OF FUND SHARES
================================================================================

Each Funds' net asset value per share or NAV is calculated on each day the New York Stock Exchange is open, except for Columbus Day and Veteran's Day. The NAV is the value of a single share of a Fund.

The U.S. Treasury Money Market Fund, Institutional U.S. Treasury Money Market Fund and Institutional Prime Money Market Fund calculate NAV at 3:00 p.m. Eastern time (12 noon on days when the financial markets close early). The Tax-Free Money Market Fund and Prime Money Market Fund calculate NAV at 12 noon. In determining each Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value.


DISTRIBUTIONS
================================================================================

As a Fund shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its investors as distributions. When a Fund earns interest from money market instruments and other debt securities and distributes these earnings to shareholders, it is called a DIVIDEND DISTRIBUTION. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a CAPITAL GAIN DISTRIBUTION.

Your distributions are declared each day, starting on the day you purchase your shares. They are paid to your account on the first business day of each month that you are a shareholder. You will not receive a distribution for the day on which you sell shares.

You will receive distributions from a Fund in additional shares of that Fund unless you choose to receive your distributions in cash. If you wish to change the way in which you receive distributions, you should call 1-800-BKB-1784 for instructions.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Funds as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

PROSPECTUS

FEDERAL TAX CONSIDERATIONS
================================================================================

Your investment in a Fund will have tax consequences that you should consider. Some of the more common federal tax consequences are described here, but you should consult your tax adviser about your own particular situation.

TAXES ON DISTRIBUTIONS
You will generally have to pay federal income tax on all Fund distributions except for certain dividend distributions from the Tax-Free Money Market Fund. Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund. Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. The rate of tax will generally depend on how long the Fund held the securities on which it realized the gains. All other distributions, including short-term capital gains, generally will be taxed as ordinary income.

The Money Market Funds (other than the Tax-Free Money Market Fund) expect that their distributions will consist primarily of ordinary income.

The Tax-Free Money Market Fund may make distributions called "exempt-interest dividends" that are exempt from federal income tax. Exempt-interest dividends will not necessarily be exempt from state and local income taxes. This Fund may also make taxable distributions (including all capital gains distributions). You generally are required to report all Fund distributions, including exempt-interest dividends, on your federal income tax return.

TAXES ON SALES OR EXCHANGES
Generally, a sale of shares of a Fund or an exchange for shares of another Fund is a taxable event. However, because the Money Market Funds strive to maintain a $1.00 share price, you generally should not be taxed on a sale or exchange.

LOAN INTEREST. If you borrow money to purchase or hold shares of the Tax-Free Money Market Fund, interest on your loan will not be deductible.

TAX WITHHOLDING. If you are not a U.S. citizen or resident, or if you are subject to "backup withholding," the Funds may be required to withhold a portion of your distributions and, in some cases, redemption proceeds, as a payment of federal income tax.

PROSPECTUS

MORE ABOUT BOSTON 1784 MONEY MARKET FUNDS
================================================================================

Boston 1784 Funds currently offer five Money Market Funds:

   [BULLET] BOSTON 1784 TAX-FREE MONEY MARKET FUND

   [BULLET] BOSTON 1784 U.S. TREASURY MONEY MARKET FUND

   [BULLET] BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

   [BULLET] BOSTON 1784 PRIME MONEY MARKET FUND

   [BULLET] BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND


PRINCIPAL INVESTMENT STRATEGIES

The principal investment strategies of the Money Market Funds are described below. These are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve each Fund's investment objective. Of course, there can be no assurance that any Fund will achieve its investment objective. Please note that each Fund may also use strategies and invest in securities that are not described below but which are described in the Statement of Additional Information.

   -----------------------------------------------------------------------------
   WHAT ARE MONEY MARKET INSTRUMENTS?
   A MONEY MARKET INSTRUMENT is a short-term IOU issued by banks or other U.S. corporations, or the U.S. government or state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed commercial paper and repurchase agreements.
   -----------------------------------------------------------------------------


Each Money Market Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Adviser to present minimal credit risks. Investments in high quality, short-term securities such as money market instruments may, in many circumstances, result in a lower yield than would be available from investments in securities with a lower quality or a longer term.

Each Money Market Fund may invest more than 25% of its assets in money market instruments issued by banks, including foreign branches of U.S. banks and U.S. branches of foreign banks, and in U.S. government obligations. The Tax-Free Money Market Fund may also invest more than 25% of its assets in tax-exempt securities issued by governments or political subdivisions of governments.

TAX-FREE MONEY MARKET FUND
The TAX-FREE MONEY MARKET FUND invests primarily in short-term municipal money market instruments that are issued by states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. These securities pay interest that is exempt from federal income tax, including the alternative minimum tax.

The Fund attempts to generate a relatively high tax-exempt yield by investing in municipal money market

PROSPECTUS

================================================================================

instruments that are issued in states that have little or no income tax. The Fund invests in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer and in "revenue" securities, which are payable only from revenues from a specific project or another specific revenue source. Normally, at least 80% of the Fund's net assets are invested in these municipal money market instruments.

The Fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. Under normal circumstances, not more than 20% of the Fund's assets are invested in taxable instruments.

U.S. TREASURY MONEY MARKET FUND
AND INSTITUTIONAL U.S. TREASURY
MONEY MARKET FUND
The U.S. TREASURY MONEY MARKET FUND and INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND invest primarily in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury securities. Under normal circumstances, at least 65% of the Funds' assets are invested in these securities. The Funds invest the rest of their assets in U.S. government obligations issued by agencies or instrumentalities, including mortgage-backed securities.

When selecting securities for these Funds, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities. The portfolio managers look for value while adhering to the credit and other restrictions on money market funds.

ALTHOUGH THE FUNDS INVEST IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

PRIME MONEY MARKET FUND AND INSTITUTIONAL PRIME MONEY MARKET FUND
The PRIME MONEY MARKET FUND and INSTITUTIONAL PRIME MONEY MARKET FUND invest primarily in a variety of high quality money market instruments.

The portfolio managers employ a "top-down" approach when selecting securities for these Funds, looking for value while adhering to the quality and other restrictions on money market funds.

   -----------------------------------------------------------------------------
   WHAT IS A "TOP-DOWN" APPROACH?
   Managers of mutual funds use different styles when selecting securities to purchase. When using a "TOP-DOWN" approach, the portfolio manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors or industries within the overall market. The manager then looks at individual companies within those sectors or industries.
   -----------------------------------------------------------------------------

PROSPECTUS

================================================================================

PORTFOLIO MANAGERS OF BOSTON 1784 MONEY MARKET FUNDS
DAVID H. THOMPSON, Director of Fund Management, has been the manager of the Tax-Free Money Market Fund since 1998. Mr. Thompson, who has more than 27 years of experience in investment management, research analysis and securities trading, has been Director of Fund Management at BankBoston since 1985.

EMMETT M. WRIGHT, Senior Fund Manager, has been the manager of the U.S. Treasury Money Market Fund and manager of the Institutional U.S. Treasury Money Market Fund since they began operations. Mr. Wright, who has more than six years of investment management and research analysis experience, was an associate Fund Manager at BankBoston from 1993 to 1994 and has been a Fund Manager at BankBoston since 1994.

LISA W. LEBOEUF, Fund Manager, has been a co-manager of the U.S. Treasury Money Market Fund and the Institutional U.S. Treasury Money Market Fund since January 1997. Ms. LeBoeuf, who has seven years experience in investment management, has been with BankBoston since 1978.

MARY K. WERLER, Senior Fund Manager, and LISA W. LEBOEUF, Fund Manager, have been co-managers of the Prime Money Market Fund since December 1996 and co-managers of the Institutional Prime Money Market Fund since it began operations in November 1997. Ms. Werler, who has more than eleven years of investment management experience, has been a Fund Manager at BankBoston since 1993. From 1987 to 1993, Ms. Werler was an Associate Portfolio Manager with Keystone Investment Co. Ms. LeBoeuf's investment experience is described above.

PROSPECTUS

MANAGEMENT
================================================================================

INVESTMENT ADVISER
BankBoston is the investment adviser of each Fund and, subject to policies set by the Trustees, makes investment decisions. BankBoston is the successor to a bank chartered in 1784 and offers a wide range of banking and investment services to customers throughout the world. BankBoston has been providing asset management services since 1890. The Private Bank Division of BankBoston is the investment management group within BankBoston that advises the Funds. As of July 31, 1998, BankBoston's Private Bank was responsible for the investment management of approximately $24 billion of individual, institutional, endowment and corporate assets, including $8.9 billion in assets of the Funds, in money market, equity, and fixed income securities. BankBoston's Private Bank has earned national recognition and respect as an investment manager. BankBoston's legal name is BankBoston, National Association and its address is 100 Federal Street, Boston, Massachusetts 02110.

MANAGEMENT FEES
The following chart shows the investment management fees paid by each Fund during the last fiscal year. The Institutional Prime Money Market Fund began operations during the past fiscal year and the fees shown are those currently in effect.


--------------------------------------------------------------------------------
MANAGEMENT FEES PAID
(expressed as a percentage of average net assets)
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                            .40%
U.S. Treasury Money Market Fund                       .35
Institutional U.S. Treasury Money Market Fund         .20
Prime Money Market Fund                               .35
Institutional Prime Money Market Fund                 .05


BankBoston waives its investment management fees, if necessary, to limit the total operating expenses of a Fund to a specified level. BankBoston also may contribute to the Funds from time to time to help them maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time. The fees without waivers are shown in the fee table in the Risk/Return Summary.

YEAR 2000
The "Year 2000" issue stems from the use of a two-digit format to define the year in certain date-sensitive application systems rather than the use of a four-digit format. As a result, date-sensitive software programs could recognize a date using "00" as the year 1900 rather than the year 2000. This could result in major systems or process failures or the generation of erroneous data, which would lead to disruptions in the Funds' business operations.

The Funds have no application systems of their own and are entirely dependent on their service providers' systems and software. The Funds are working with their service providers (including their investment advisers, administrator, transfer agent and custodian) to identify and remedy any Year 2000 issues. However, the Funds cannot guarantee that all Year 2000 issues will be identified and remedied, and the failure to successfully identify and remedy all Year 2000 issues could result in an adverse impact on the Funds.

PROSPECTUS

DISTRIBUTION ARRANGEMENTS
================================================================================

Boston 1784 Money Market Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares and do not have a Rule 12b-1 plan.

PROSPECTUS

FINANCIAL HIGHLIGHTS
================================================================================

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND A FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS [OR, IF SHORTER, THE PERIOD OF THE FUND'S OPERATIONS]. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED [OR LOST] ON AN INVESTMENT IN EACH FUND (ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, INDEPENDENT ACCOUNTANTS, WHOSE REPORT, ALONG WITH THE FUNDS' FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUNDS' ANNUAL REPORTS, WHICH ARE AVAILABLE UPON REQUEST.

                                            NET                               NET                NET                  RATIO
                                           ASSET             DISTRIBUTIONS   ASSET             ASSETS      RATIO     OF NET
                                           VALUE      NET      FROM NET      VALUE               END    OF EXPENSES  INCOME
                                         BEGINNING INVESTMENT INVESTMENT      END     TOTAL   OF PERIOD  TO AVERAGE TO AVERAGE
                                         OF PERIOD   INCOME     INCOME     OF PERIOD  RETURN    (000)    NET ASSETS NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND
For the year ended May 31, 1998            $1.00      0.03      (0.03)      $1.00      3.33%  $1,007,724    0.53%      3.28%
For the year ended May 31, 1997            $1.00      0.03      (0.03)      $1.00      3.22%  $  845,612    0.54%      3.17%
For the year ended May 31, 1996            $1.00      0.03      (0.03)      $1.00      3.55%  $  549,628    0.54%      3.49%
For the year ended May 31, 1995            $1.00      0.03      (0.03)      $1.00      3.29%  $  539,412    0.50%      3.28%
For the period ended May 31, 1994 (1)      $1.00      0.02      (0.02)      $1.00      2.31%* $  407,448    0.27%      2.39%
-------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
For the year ended May 31, 1998            $1.00      0.05      (0.05)      $1.00      5.02%  $  372,657    0.65%      4.91%
For the year ended May 31, 1997            $1.00      0.05      (0.05)      $1.00      4.86%  $  390,294    0.64%      4.76%
For the year ended May 31, 1996            $1.00      0.05      (0.05)      $1.00      5.16%  $   78,999    0.64%      5.02%
For the year ended May 31, 1995            $1.00      0.05      (0.05)      $1.00      4.81%  $   55,068    0.60%      5.13%
For the period ended May 31, 1994 (2)      $1.00      0.03      (0.03)      $1.00      2.64%* $    5,593    0.65%      2.91%
-------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
For the year ended May 31, 1998            $1.00      0.05      (0.05)      $1.00      5.36%  $4,285,801    0.33%      5.24%
For the year ended May 31, 1997            $1.00      0.05      (0.05)      $1.00      5.16%  $2,591,487    0.33%      5.05%
For the year ended May 31, 1996            $1.00      0.05      (0.05)      $1.00      5.45%  $  644,733    0.32%      5.29%
For the year ended May 31, 1995            $1.00      0.05      (0.05)      $1.00      5.05%  $  395,585    0.30%      5.12%
For the period ended May 31, 1994 (3)      $1.00      0.03      (0.03)      $1.00      2.99%* $  181,568    0.22%      3.16%
-------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 PRIME MONEY MARKET FUND
For the year ended May 31, 1998            $1.00      0.05      (0.05)      $1.00      5.16%  $  127,588    0.65%      5.05%
For the period ended May 31, 1997 (4)      $1.00      0.02      (0.02)      $1.00      2.07%* $  123,099    0.65%      4.98%
For the year ended December 31, 1996 (5)   $1.00      0.05      (0.05)      $1.00      5.02%  $   93,229    0.66%      4.85%
For the year ended December 31, 1995       $1.00      0.05      (0.05)      $1.00      5.49%  $  156,532    0.62%      5.40%
For the year ended December 31, 1994       $1.00      0.04      (0.04)      $1.00      3.75%  $  136,923    0.65%      3.64%
For the year ended December 31, 1993       $1.00      0.03      (0.03)      $1.00      2.72%  $  168,909    0.59%      2.68%
For the period ended December 31, 1992 (6) $1.00      0.02      (0.02)      $1.00      2.13%* $  242,935    0.59%      3.13%
For the period ended April 30, 1992 (7)    $1.00      0.03      (0.03)      $1.00      3.55%  $  280,931    0.48%      4.61%
-------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
For the period ended May 31, 1998 (8)      $1.00      0.03      (0.03)      $1.00      5.55%  $  302,338    0.27%      5.36%
-------------------------------------------------------------------------------------------------------------------------------


                                             RATIO OF           RATIO OF NET
                                            EXPENSES TO          INCOME TO
                                            AVERAGE NET         AVERAGE NET
                                          ASSETS (EXCLUDING  ASSETS (EXCLUDING
                                              WAIVERS)            WAIVERS)
------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND
For the year ended May 31, 1998                0.53%               3.28%
For the year ended May 31, 1997                0.56%               3.15%
For the year ended May 31, 1996                0.60%               3.43%
For the year ended May 31, 1995                0.61%               3.17%
For the period ended May 31, 1994 (1)          0.71%               1.95%
------------------------------------------------------------------------
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
For the year ended May 31, 1998                0.70%               4.86%
For the year ended May 31, 1997                0.72%               4.68%
For the year ended May 31, 1996                0.75%               4.91%
For the year ended May 31, 1995                0.92%               4.81%
For the period ended May 31, 1994 (2)          6.42%              (2.86)%
------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
For the year ended May 31, 1998                0.33%               5.24%
For the year ended May 31, 1997                0.34%               5.04%
For the year ended May 31, 1996                0.39%               5.22%
For the year ended May 31, 1995                0.41%               5.01%
For the period ended May 31, 1994 (3)          0.55%               2.83%
------------------------------------------------------------------------
BOSTON 1784 PRIME MONEY MARKET FUND
For the year ended May 31, 1998                0.70%               5.00%
For the period ended May 31, 1997 (4)          0.75%               4.88%
For the year ended December 31, 1996 (5)       0.66%               4.85%
For the year ended December 31, 1995           0.62%               5.40%
For the year ended December 31, 1994           0.69%               3.60%
For the year ended December 31, 1993           0.70%               2.57%
For the period ended December 31, 1992 (6)     0.64%               3.08%
For the period ended April 30, 1992 (7)        0.63%               4.46%
------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
For the period ended May 31, 1998 (8)          0.42%               5.21%
------------------------------------------------------------------------

*    Returns are for the period indicated and have not been annualized.
(1) The Tax-Free Money Market Fund commenced operations on June 14, 1993. All ratios for the period have been annualized.
(2) The U.S. Treasury Money Market Fund commenced operations on June 7, 1993. All ratios for the period have been annualized.
(3) The Institutional U.S. Treasury Money Market Fund commenced operations on June 14, 1993. All ratios for the period have been annualized.
(4)  The Prime Money Market Fund changed its fiscal year from December 31 to May
     31. Reflects operations for the period from January 1, 1997 to May 31, 1997. All ratios for the period have been annualized.
(5) Until December 9, 1996, the Prime Money Market Fund was known as the BayFunds Money Market Portfolio and was a portfolio of BayFunds, an open-end investment company registered under the Investment Company Act of 1940, as amended. Shares of the BayFunds Money Market Portfolio were divided into two classes, known as Investment Shares and Trust Shares. The Prime Money Market Fund has only a single class of outstanding shares. For periods prior to December 9, 1996, Ernst & Young LLP were the auditors of the BayFunds Money Market Portfolio.
(6) The Prime Money Market Fund changed its fiscal year from April 30 to December 31. Reflects operations for the period from May 1, 1992 to December 31, 1992. All ratios for the period have been annualized.
(7) Reflects operations for the period from August 1, 1991 (date of initial public investment) to April 30, 1992. During the period from May 16, 1991 (start of business) to August 1, 1991, net investment income aggregating to $0.01 per share ($1,101) was distributed to Federated Administrative Services. All ratios for the period have been annualized.
(8) The Institutional Prime Money Market Fund commenced operations on November 5, 1997. All ratios for the period have been annualized.

PROSPECTUS

NOTES
================================================================================



PROSPECTUS

                                       22